Inventory (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventory
Finished goods - DBS	$ 251,589	$ 294,722	$ 304,552
Raw materials	166,247	183,675	143,100
Work-in-process - used	64,317	29,228	36,186
Work-in-process - new	535	2,307	3,208
Total inventory	$ 482,688	$ 509,932	$ 487,046